Borrowings - Borrowings' Remaining Contractual Maturities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	¥ 520,267	¥ 579,200
Within 1 year [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	189,050	160,572
Between 1 and 2 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	69,159	102,096
Between 2 and 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	191,879	209,653
After 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	¥ 70,179	¥ 106,879